Equity (Tables)	6 Months Ended
Jun. 30, 2021
Equity
Schedule of composition of the ecopetrol business group's reserves

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Legal reserve	4,737,788	4,568,980
Fiscal and statutory reserves	509,082	509,082
Occasional reserves (1)	5,377,359	4,557,074
Total	10,624,229	9,635,136

(1)	Ecopetrol’s General Meeting of Shareholders, held on March 26, 2021, approved the 2020 profit distribution project and recognized a reserve of COP$5,377,359 (2020: COP$4,557,074) in order to support the Company’s financial sustainability and flexibility in development of your strategy.

Schedule of balance of movement of equity reserves

The movement of the equity reserves is the following:

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Opening balance	9,635,136	3,784,658
Release of reserves	(5,066,156)	(540,826)
Appropriation of reserves	6,055,249	6,391,304
Closing balance	10,624,229	9,635,136

Schedule of composition of the other comprehensive income attributable to the shareholders

The following is the composition of the other comprehensive results attributable to the shareholders of the parent company, net of deferred income tax:

	As of June 30,	As of December 31,
	2021	2020
	(Unaudited)
Foreign currency translation (1)	14,933,449	11,794,201
Hedges of a net investment in a foreign operation	(3,342,405)	(1,494,926)
Actuarial gain on defined benefit plans	(2,618,880)	(2,260,989)
Cash flow hedges for future exports	(356,505)	(136,470)
Cash flow hedge with derivative instruments	(34,030)	44,132
Others	1,699	1,114
	8,583,328	7,947,062

(1)	Includes the realization of other comprehensive income for COP$ 361,728 from the sale of the participation in the capital stock of Offshore International Group (OIG).